UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2011

Item 1. Reports to Stockholders

Fidelity®

New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's picture appears here)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Actual	.24%	$ 1,000.00	$ 1,000.05	$ 1.19**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.60	$ 1.20**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntariily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/11	% of fund's investments 1/31/11	% of fund's investments 7/31/10
0 - 30	80.4	78.8	84.3
31 - 90	7.2	5.3	6.2
91 - 180	4.1	10.8	2.4
181 - 397	8.3	5.1	7.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/11	1/31/11	7/31/10
Fidelity New York Municipal Money Market Fund	38 Days	37 Days	32 Days
New York Tax-Free Money Market Funds Average*	34 Days	33 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/11	1/31/11	7/31/10
Fidelity New York Municipal Money Market Fund	38 Days	37 Days	32 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
Variable Rate Demand Notes (VRDNs) 72.2%	Variable Rate Demand Notes (VRDNs) 68.9%
Commercial Paper (including CP Mode) 11.9%	Commercial Paper (including CP Mode) 10.0%
Tender Bonds 1.6%	Tender Bonds 1.0%
Municipal Notes 8.1%	Municipal Notes 10.8%
Fidelity Municipal Cash Central Fund 4.7%	Fidelity Municipal Cash Central Fund 5.4%
Other Investments 2.0%	Other Investments 2.9%
Net Other Assets† (0.5)%	Net Other Assets 1.0%

† Net Other Assets is not included in the pie chart.

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.5%
	Principal Amount	Value
Alabama - 0.1%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.32% 8/1/11, VRDN (c)(f)	$ 5,500,000	$ 5,500,000
California - 0.2%
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2000, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)	2,200,000	2,200,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 D, 0.07% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000,000	5,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, 0.06% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000,000	5,000,000
		12,200,000
Colorado - 0.5%
Univ. of Colorado Hosp. Auth. Rev. Series A, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (c)	23,000,000	23,000,000
Florida - 0.5%
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 A, 0.22% 8/1/11, LOC Bank of America NA, VRDN (c)	3,465,000	3,465,000
Series 2009 B, 0.22% 8/1/11, LOC Bank of America NA, VRDN (c)	11,600,000	11,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.18% 8/5/11, LOC Bank of America NA, VRDN (c)(f)	1,500,000	1,500,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	4,000,000	4,000,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.3% 8/5/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,000,000	2,000,000
		22,565,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.11% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	7,350,000	7,350,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Provena Health Proj.) Series D, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)	4,500,000	4,500,000
Indiana - 0.2%
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.) Series 1999 A, 0.09% 8/5/11, LOC PNC Bank NA, VRDN (c)(f)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 8/4/11, CP mode	$ 2,000,000	$ 2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.4% tender 8/25/11, CP mode (f)	7,500,000	7,500,000
		9,500,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.08% 8/5/11, VRDN (c)(f)	4,700,000	4,700,000
Maryland - 0.1%
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.05% 8/5/11, LOC Fannie Mae, VRDN (c)	3,600,000	3,600,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.68% tender 8/26/11, CP mode	5,000,000	5,000,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 8/5/11, CP mode	7,000,000	7,000,000
		12,000,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.07% 8/5/11, LOC Bank of America NA, VRDN (c)	2,000,000	2,000,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.65% tender 8/11/11, CP mode (f)	200,000	200,000
Series 1990 B, 0.6% tender 8/12/11, CP mode	8,400,000	8,400,000
Series A1:
0.55% tender 8/8/11, CP mode (f)	1,500,000	1,500,000
0.65% tender 8/4/11, CP mode (f)	2,000,000	2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2006, 0.16% 8/5/11, LOC RBS Citizens NA, VRDN (c)	6,525,000	6,525,000
		18,625,000
New York - 84.5%
Amherst Gen. Oblig. BAN Series 2010 B, 1.5% 11/16/11	21,434,577	21,502,754
Beacon City School District BAN 1% 6/29/12	10,000,000	10,017,061
Cheektowaga Gen. Oblig. BAN 1% 7/19/12	21,380,000	21,500,961
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.25% 8/5/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,345,000	1,345,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Clarkstown Central School District TAN 0.5% 11/4/11	$ 14,500,000	$ 14,511,498
Commack Union Free School District BAN 1.5% 9/14/11	6,796,752	6,804,986
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.2% 8/5/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	9,055,000	9,055,000
Eastchester Union Free School District TAN 1% 2/29/12	13,000,000	13,055,345
Herricks Union Free School District BAN 1.5% 5/16/12	7,695,000	7,759,103
Islip Gen. Oblig. BAN 1.25% 2/3/12	16,860,000	16,949,527
Kenmore-Tonawanda Union Free School District BAN 1.5% 7/25/12	23,000,000	23,237,983
Lancaster Gen. Oblig. BAN 1.5% 7/20/12	12,385,000	12,520,973
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 1998 A, 5.5% 12/1/11	1,730,000	1,758,411
Series 2001 1B, 0.19% 8/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,000,000	2,000,000
Subseries 2001 2B, 0.35% 8/1/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	15,000,000	15,000,000
0.07% 8/16/11, LOC State Street Bank & Trust Co., Boston, CP	4,684,000	4,684,000
0.23% 12/9/11, LOC JPMorgan Chase Bank, CP	23,800,000	23,800,000
Manhasset Union Free School District TAN 1.5% 6/21/12 (b)	10,000,000	10,109,800
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)	12,350,000	12,350,000
Mount Sinai Union Free School District TAN 1.5% 6/29/12	11,500,000	11,621,925
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.06% 8/5/11, LOC Bank of America NA, VRDN (c)	78,485,000	78,485,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.07% 8/5/11 (Liquidity Facility KBC Bank NV), VRDN (c)	121,550,000	121,550,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.32%, tender 8/28/11, LOC Wells Fargo Bank NA (c)	22,375,000	22,375,000
Series 2009 C2, 0.15%, tender 10/6/11, LOC Wells Fargo Bank NA (c)	21,400,000	21,400,000
Series 2009 D2, 0.12%, tender 10/27/11, LOC JPMorgan Chase Bank (c)	31,175,000	31,175,043
New York City Gen. Oblig.:
Bonds:
Series 2008 C1, 5% 10/1/11	3,815,000	3,845,296
Series 2011 I, 3% 8/1/11	29,100,000	29,100,000
Series E, 5.25% 8/1/11	1,970,000	1,970,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
ROC II R 11636, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	$ 7,760,000	$ 7,760,000
Series BA 08 1052, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	4,425,000	4,425,000
Series Putters 2949, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,170,000	14,170,000
Series Putters 2951, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,065,000	3,065,000
Series Putters 3118, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,180,000	5,180,000
Series Putters 3217, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	16,905,000	16,905,000
Series Solar 07 91, 0.1% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,035,000	10,035,000
Series 1994 A5, 0.24% 8/1/11, LOC KBC Bank NV, VRDN (c)	11,000,000	11,000,000
Series 1995 B8, 0.23% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	11,000,000	11,000,000
Series 1995 F5, 0.23% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	14,680,000	14,680,000
Series 2003 C2, 0.23% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,810,000	4,810,000
Series 2003 C4, 0.16% 8/5/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (c)	10,500,000	10,500,000
Series 2003 C5, 0.05% 8/5/11, LOC Bank of New York, New York, VRDN (c)	23,885,000	23,885,000
Series 2004 A3, 0.05% 8/5/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	7,100,000	7,100,000
Series 2004 A6, 0.06% 8/5/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	16,475,000	16,475,000
Series 2004 H1, 0.19% 8/1/11, LOC Bank of New York, New York, VRDN (c)	1,475,000	1,475,000
Series 2004 H3, 0.05% 8/5/11, LOC Bank of New York, New York, VRDN (c)	6,290,000	6,290,000
Series 2004 H4, 0.24% 8/1/11, LOC Bank of New York, New York, VRDN (c)	18,020,000	18,020,000
Series 2006 I6, 0.3% 8/1/11, LOC California Teachers Retirement Sys., VRDN (c)	1,700,000	1,700,000
Series 2008 J10, 0.05% 8/5/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (c)	13,000,000	13,000,000
Series 2008 J11, 0.08% 8/5/11 (Liquidity Facility KBC Bank NV), VRDN (c)	17,700,000	17,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,890,000	$ 12,890,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.08% 8/5/11, LOC RBS Citizens NA, VRDN (c)	38,600,000	38,600,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.06% 8/5/11, LOC Bank of America NA, VRDN (c)	35,100,000	35,100,000
(Cook Street Apts. Proj.) Series A, 0.18% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.09% 8/5/11, LOC Citibank NA, VRDN (c)	7,000,000	7,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	4,000,000	4,000,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	6,660,000	6,660,000
(Aldus Street Apts. Proj.) Series A, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	1,035,000	1,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.08% 8/5/11, LOC Citibank NA, VRDN (c)(f)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.1% 8/5/11, LOC Citibank NA, VRDN (c)(f)	10,700,000	10,700,000
(Peter Cintron Apts. Proj.) Series C, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	7,840,000	7,840,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.18% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.07% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.1% 8/5/11, LOC Citibank NA, VRDN (c)(f)	4,365,000	4,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	3,500,000	3,500,000
(Brittany Dev. Proj.) Series A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	15,200,000	15,200,000
(Linden Plaza Proj.) Series 2008 A, 0.07% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	70,280,000	70,280,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(One Columbus Place Dev. Proj.) Series A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	$ 44,885,000	$ 44,885,000
(Queenswood Apts. Proj.) Series 2001 A, 0.17% 8/5/11, LOC Freddie Mac, VRDN (c)	3,000,000	3,000,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	54,700,000	54,700,000
(Sierra Dev. Proj.) Series A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	41,935,000	41,935,000
Series 2009 A, 0.1% 8/5/11, LOC Freddie Mac, VRDN (c)	4,400,000	4,400,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.06% 8/5/11, LOC Fed. Home Ln. Bank of Boston, VRDN (c)	19,275,000	19,275,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.19% 8/5/11, LOC Bank of America NA, VRDN (c)	1,960,000	1,960,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.12% 8/5/11, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	36,000,000	36,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.08% 8/5/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	29,900,000	29,900,000
Series 1997 B, 0.08% 8/5/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	14,100,000	14,100,000
(New York Stock Exchange Proj.) Series 2004 B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (c)	4,500,000	4,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	35,770,000	35,770,000
Series BA 08 1192, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	1,925,000	1,925,000
Series BA 08 1206, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	4,400,000	4,400,000
Series BBT 08 15, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	18,825,000	18,825,000
Series EGL 06 74 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	13,000,000	13,000,000
Series EGL 07 0157, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	14,000,000	14,000,000
Series EGL 7050083 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	28,015,000	28,015,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Floaters 3129, 0.08% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	$ 12,220,000	$ 12,220,000
Series MS 3274 X, 0.08% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	8,665,000	8,665,000
Series PT 3992, 0.07% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	4,200,000	4,200,000
Series PT 4705, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	2,000,000	2,000,000
Series Putters 1289, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,980,000	3,980,000
Series Putters 2559, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,335,000	5,335,000
Series Putters 3384, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,875,000	1,875,000
Series Putters 3496Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,025,000	8,025,000
Series Putters 3497Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,260,000	13,260,000
Series ROC II R 11556, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	9,065,000	9,065,000
Series ROC II R 11635, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	10,000,000	10,000,000
Series ROC II R 11930, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	9,715,000	9,715,000
Series ROC II R 11931, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	6,815,000	6,815,000
Series ROC II R 11966, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	3,700,000	3,700,000
Series ROC II R 12320, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	11,300,000	11,300,000
Series ROC II R380, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	13,300,000	13,300,000
Series Solar 2006-0112, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	5,000,000	5,000,000
Series 1, 0.13% 10/17/11, CP	30,400,000	30,400,000
Series 2003 F2, 0.24% 8/1/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	4,000,000	4,000,000
Series 2006 AA1, 0.3% 8/1/11 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	12,600,000	12,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 BB2, 0.09% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (c)	$ 26,390,000	$ 26,390,000
Series 2008 BB3, 0.28% 8/1/11 (Liquidity Facility BNP Paribas SA), VRDN (c)	31,735,000	31,735,000
Series 2011 DD-1, 0.2% 8/1/11 (Liquidity Facility TD Banknorth, NA), VRDN (c)	12,300,000	12,300,000
Series 2011 DD-3B, 0.18% 8/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	3,250,000	3,250,000
Series 7:
0.16% 4/16/12, CP	22,900,000	22,900,000
0.16% 4/23/12, CP	23,200,000	23,200,000
0.34% 1/30/12, CP	13,500,000	13,500,000
Series 8:
0.22% 3/6/12, CP	43,400,000	43,400,000
0.22% 3/6/12, CP	18,900,000	18,900,000
Series F2, 0.05% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,525,000	3,525,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	5,000,000	5,000,000
Series BA 08 1079, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	5,000,000	5,000,000
Series BA 08 3505, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	4,035,000	4,035,000
Series Putters 3218, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300,000	5,300,000
Series Putters 3544, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,655,000	10,655,000
Series ROC II R 11903, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	5,800,000	5,800,000
Series ROC II R 11971, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	1,965,000	1,965,000
Series ROC II R 12319, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	9,500,000	9,500,000
Series WF 11 7C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,900,000	5,900,000
Series WF 11-21C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000,000	3,000,000
Series 2001 A, 0.04% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 1B, 0.06% 8/5/11 (Liquidity Facility Societe Generale), VRDN (c)	$ 59,865,000	$ 59,865,000
Series C, 0.24% 8/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (c)	12,100,000	12,100,000
Subseries F5, 0.05% 8/5/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	24,900,000	24,900,000
New York City Trust Cultural Resources Rev. Participating VRDN Series Putters 3680, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500,000	3,500,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,440,000	6,440,000
Series BA 08 1189, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	6,750,000	6,750,000
Series MS 3275, 0.08% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000,000	5,000,000
Series Putters 3239, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,075,000	5,075,000
Series Putters 3281Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,015,000	7,015,000
Series Putters 3518, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,240,000	6,240,000
Series Putters 3698 Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,465,000	5,465,000
Series Putters 3800, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500,000	2,500,000
Series Putters 3875, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,000,000	7,000,000
Series ROC II R 11978, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.09% 8/5/11, LOC Bank of America NA, VRDN (c)	188,450,000	188,450,000
(College of New Rochelle Proj.) Series 2008, 0.17% 8/5/11, LOC RBS Citizens NA, VRDN (c)	19,700,000	19,700,000
(Culinary Institute of America Proj.) Series 2004 D, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (c)	1,800,000	1,800,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.16% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	67,275,000	67,275,000
(Rockefeller Univ. Proj.) Series 2009 B, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Univ. of Rochester Proj.):
Series 2003 C, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 16,300,000	$ 16,300,000
Series 2008 A1, 0.07% 8/5/11, LOC Bank of America NA, VRDN (c)	3,430,000	3,430,000
Participating VRDN:
ROC II R 11944, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	6,000,000	6,000,000
Series PT 4623, 0.08% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	17,680,000	17,680,000
Series Putters 3382, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995,000	4,995,000
Series Putters 3383, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,905,000	11,905,000
Series Putters 3803, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,000,000	6,000,000
Series ROC II R 11722, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	2,735,000	2,735,000
Series ROC II R 11975, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	2,790,000	2,790,000
Series ROCS II R 11955, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	9,000,000	9,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series ROC II R 11945, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.08% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	2,000,000	2,000,000
Series 2000 A, 0.08% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	21,000,000	21,000,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.08% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	37,200,000	37,200,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.06% 8/5/11, LOC Bank of America NA, VRDN (c)	50,000,000	50,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.09% 8/5/11, LOC Bank of America NA, VRDN (c)	19,700,000	19,700,000
(44th Street Dev. LLC Proj.):
Series 2011 A1, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (c)	35,400,000	35,400,000
Series 2011 A2, 0.03% 8/5/11, LOC Wells Fargo Bank NA, VRDN (c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	$ 2,000,000	$ 2,000,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.06% 8/5/11, LOC Bank of New York, New York, VRDN (c)(f)	129,335,000	129,335,000
Series 2008 A, 0.08% 8/5/11, LOC Bank of New York, New York, VRDN (c)(f)	50,000,000	50,000,000
(66 West 38th Street Hsg. Proj.) Series A, 0.08% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	10,000,000	10,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	10,500,000	10,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.07% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.07% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	54,400,000	54,400,000
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.05% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	10,000,000	10,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.18% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	32,000,000	32,000,000
(Saville Hsg. Proj.) Series 2002 A, 0.18% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.11% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	15,300,000	15,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.11% 8/5/11, LOC Freddie Mac, VRDN (c)(f)	4,200,000	4,200,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.11% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	19,300,000	19,300,000
(West 20th Street Proj.) Series A:
0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	4,400,000	4,400,000
0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	7,300,000	7,300,000
(West 33rd Street Hsg. Proj.) Series A, 0.18% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	1,000,000	1,000,000
(West 37th St. Hsg. Proj.) Series 2008 A, 0.07% 8/5/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,900,000	9,900,000
(West 38th Street Hsg. Proj.) Series A, 0.08% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	4,000,000	4,000,000
(Worth Street Hsg. Proj.) Series A, 0.05% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2004 A, 0.07% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	$ 1,150,000	$ 1,150,000
Series 2010 A, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (c)	14,800,000	14,800,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.07% 8/5/11, LOC Bank of America NA, VRDN (c)	45,000,000	45,000,000
Series 2003 M1, 0.07% 8/5/11, LOC Bank of America NA, VRDN (c)	38,050,000	38,050,000
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.07% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355,000	17,355,000
Series 2008 BAV, 0.07% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	13,000,000	13,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN Series ROCS II R 12299, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	11,385,000	11,385,000
Series 2008 A1, 0.05% 8/5/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	16,635,000	16,635,000
Series 2008 A2, 0.05% 8/5/11, LOC Bank of Tokyo-Mitsubishi, VRDN (c)	30,755,000	30,755,000
Series 2008 B2, 0.07% 8/5/11, LOC BNP Paribas SA, VRDN (c)	27,065,000	27,065,000
New York Metropolitan Trans. Auth. Rev.:
Series 2, 0.17% 11/3/11, LOC Royal Bank of Canada, CP	18,000,000	18,000,000
Series 2005 E1, 0.07% 8/5/11, LOC BNP Paribas New York Branch, VRDN (c)	48,900,000	48,900,000
Series 2005 E2, 0.07% 8/5/11, LOC BNP Paribas New York Branch, VRDN (c)	30,990,000	30,990,000
Series B, 0.18% 10/5/11, LOC Barclays Bank PLC, CP	13,800,000	13,800,000
0.3% 9/6/11, LOC Royal Bank of Canada, CP	14,600,000	14,600,000
0.36% 9/15/11, LOC TD Banknorth, NA, CP	11,325,000	11,325,000
New York Pwr. Auth.:
Series 1:
0.1% 10/7/11, CP	6,000,000	6,000,000
0.12% 8/15/11, CP	3,560,000	3,560,000
0.12% 10/18/11, CP	16,200,000	16,200,000
0.14% 11/1/11, CP	12,000,000	12,000,000
0.14% 11/4/11, CP	16,000,000	16,000,000
0.17% 4/16/12, CP	29,160,000	29,160,000
0.19% 9/15/11, CP	13,628,000	13,628,000
0.2% 10/5/11, CP	18,534,000	18,534,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.3% 8/3/11, CP	$ 17,500,000	$ 17,500,000
0.31% 8/9/11, CP	12,500,000	12,500,000
0.32% 8/4/11, CP	16,200,000	16,200,000
Series 2, 0.3% 9/8/11, CP	16,550,000	16,550,000
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 A, 5.25% 5/15/12	1,635,000	1,696,666
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.08% 8/5/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	28,000,000	28,000,000
Series 2004 C3, 0.06% 8/5/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	5,000,000	5,000,000
New York State Gen. Oblig.:
Bonds:
Series 2009 A, 4% 2/15/12	1,280,000	1,306,012
Series 2009 C, 3% 2/1/12	1,000,000	1,012,901
Series 2011 A, 3% 2/15/12	11,995,000	12,163,611
Series 2011 C, 5% 9/1/11	48,700,000	48,891,878
Series A, 3.5% 3/15/12	1,000,000	1,019,276
Participating VRDN Series ROC II R 11936, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	16,800,000	16,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	2,000,000	2,000,000
New York Urban Dev. Corp. Rev.:
Bonds Series 2008 D, 5% 1/1/12	1,795,000	1,828,697
Participating VRDN Series Putters 2750, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,055,000	14,055,000
Newburgh City School District BAN:
1% 7/13/12	15,000,000	15,083,423
1.5% 12/16/11	18,432,968	18,492,053
North Hempstead Gen. Oblig. BAN Series 2011 A, 2% 6/8/12	12,082,500	12,261,903
North Tonawanda City School District BAN:
Series 2010 B, 1.25% 9/22/11	16,311,930	16,328,802
Series 2010, 1.5% 9/22/11	18,511,374	18,536,270
Penn Yan NY Central School District BAN 1% 12/20/11	23,930,638	23,983,972
Port Jervis NY City School District BAN 1% 6/29/12	9,500,000	9,508,113
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.62% 8/5/11, LOC Citibank NA, VRDN (c)(f)	990,000	990,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (c)	$ 14,195,000	$ 14,195,000
Rondout Valley Central School District BAN 1.5% 6/14/12	16,360,000	16,505,669
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	15,331,950	15,470,769
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	37,400,000	37,678,318
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/12	2,000,000	2,074,307
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3330, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	36,730,000	36,730,000
Series ROC II R11934, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	3,750,000	3,750,000
Series 2005 B3, 0.07% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (c)	78,505,000	78,505,000
Wappingers Central School District TAN 1% 10/31/11	7,000,000	7,010,753
West Seneca Central School District BAN 1.5% 12/1/11	14,500,000	14,547,690
White Plains Gen. Oblig. BAN Series 2010 B, 1.5% 9/16/11	9,186,750	9,198,387
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (c)	5,725,000	5,725,000
		4,078,061,136
New York & New Jersey - 7.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (c)(g)	1,425,000	1,425,000
Series BA 08 1055, 0.18% 8/5/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	15,580,000	15,580,000
Series BA 08 1066, 0.18% 8/5/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,230,000	5,230,000
Series BA 08 1067, 0.18% 8/5/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	16,840,000	16,840,000
Series BA 08 1107, 0.18% 8/5/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	8,085,000	8,085,000
Series BC 11 17B, 0.06% 8/5/11 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	2,150,000	2,150,000
Series EGL 06 107 Class A, 0.16% 8/5/11 (Liquidity Facility Citibank NA) (c)(f)(g)	81,600,000	81,600,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series MS 3249, 0.09% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	$ 4,000,000	$ 4,000,000
Series MS 3266, 0.08% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,050,000	5,050,000
Series Putters 1546, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,335,000	12,335,000
Series Putters 2945, 0.19% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,665,000	1,665,000
Series Putters 3090, 0.19% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,550,000	5,550,000
Series Putters 3114, 0.19% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	15,790,000	15,790,000
Series Putters 3115, 0.19% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,660,000	6,660,000
Series Putters 3523, 0.2% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,365,000	7,365,000
Series ROC II R 11715, 0.17% 8/5/11 (Liquidity Facility Citibank NA) (c)(f)(g)	11,250,000	11,250,000
Series ROC II R 11743, 0.17% 8/5/11 (Liquidity Facility Citibank NA) (c)(f)(g)	11,205,000	11,205,000
Series ROC II R 238, 0.17% 8/5/11 (Liquidity Facility Citibank NA) (c)(f)(g)	6,925,000	6,925,000
Series ROC II R 664, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (c)(g)	2,995,000	2,995,000
Series WF 08 2C, 0.13% 8/5/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	8,710,000	8,710,000
Series 1991 2, 0.16% 8/29/11, VRDN (c)(f)(h)	6,400,000	6,400,000
Series 2004 3, 0.13% 8/5/11, VRDN (c)	5,365,000	5,365,000
Series A:
0.11% 9/19/11, CP (f)	12,500,000	12,500,000
0.12% 10/11/11, CP (f)	9,225,000	9,225,000
0.18% 9/13/11, CP (f)	960,000	960,000
0.2% 9/26/11, CP (f)	12,000,000	12,000,000
0.31% 9/8/11, CP (f)	14,700,000	14,700,000
0.32% 8/8/11, CP (f)	13,895,000	13,895,000
Series B:
0.12% 11/10/11, CP	13,035,000	13,035,000
0.21% 11/15/11, CP	12,365,000	12,365,000
0.32% 8/11/11, CP	8,110,000	8,110,000
0.35% 8/4/11, CP	11,990,000	11,990,000
		350,955,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.35% 8/5/11, VRDN (c)	$ 9,600,000	$ 9,600,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 8/5/11, LOC RBS Citizens NA, VRDN (c)	10,800,000	10,800,000
		20,400,000
Pennsylvania - 0.2%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.13% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,900,000	4,900,000
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.2% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,650,000	2,650,000
		7,550,000
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,000,000	3,000,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.13% 8/5/11, LOC Bank of America NA, VRDN (c)(f)	10,000,000	10,000,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.08% 8/5/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	4,000,000	4,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 0.21% 8/5/11, LOC Fannie Mae, VRDN (c)(f)	3,500,000	3,500,000
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.14% 8/5/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	4,995,000	4,995,000
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.07% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,600,000	3,600,000
		26,095,000
Utah - 0.1%
Utah Hsg. Corp. Single Family Mtg. Rev. Series 2002 F1, 0.07% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,780,000	2,780,000
Municipal Securities - continued
	Shares	Value
Other - 4.7%
Fidelity Municipal Cash Central Fund, 0.13% (d)(e)	225,022,000	$ 225,022,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,849,403,136)		4,849,403,136
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(24,700,274)
NET ASSETS - 100%		$ 4,824,702,862
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,150,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.16% 8/29/11, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 220,124
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,624,381,136)	$ 4,624,381,136
Fidelity Central Funds (cost $225,022,000)	225,022,000
Total Investments (cost $4,849,403,136)		$ 4,849,403,136
Cash		1,360,678
Receivable for investments sold		29,651,200
Receivable for fund shares sold		53,049,254
Interest receivable		3,704,728
Distributions receivable from Fidelity Central Funds		12,417
Other receivables		5,912
Total assets		4,937,187,325

Liabilities
Payable for investments purchased Regular delivery	$ 47,304,585
Delayed delivery	10,109,800
Payable for fund shares redeemed	54,033,840
Distributions payable	419
Accrued management fee	440,284
Other affiliated payables	565,158
Other payables and accrued expenses	30,377
Total liabilities		112,484,463

Net Assets		$ 4,824,702,862
Net Assets consist of:
Paid in capital		$ 4,824,727,585
Undistributed net investment income		101
Accumulated undistributed net realized gain (loss) on investments		(24,824)
Net Assets, for 4,821,206,908 shares outstanding		$ 4,824,702,862
Net Asset Value, offering price and redemption price per share ($4,824,702,862 ÷ 4,821,206,908 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2011 (Unaudited)
Investment Income
Interest		$ 5,721,104
Income from Fidelity Central Funds		220,124
Total income		5,941,228

Expenses
Management fee	$ 8,819,600
Transfer agent fees	2,955,844
Accounting fees and expenses	208,098
Custodian fees and expenses	28,918
Independent trustees' compensation	8,442
Registration fees	27,252
Audit	20,201
Legal	16,002
Miscellaneous	20,844
Total expenses before reductions	12,105,201
Expense reductions	(6,403,637)	5,701,564
Net investment income (loss)		239,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		30,108
Net increase in net assets resulting from operations		$ 269,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2011 (Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 239,664	$ 483,429
Net realized gain (loss)	30,108	33,702
Net increase in net assets resulting from operations	269,772	517,131
Distributions to shareholders from net investment income	(239,563)	(483,864)
Distributions to shareholders from net realized gain	-	(50,542)
Total distributions	(239,563)	(534,406)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,251,745,447	15,105,631,602
Reinvestment of distributions	236,854	528,650
Cost of shares redeemed	(7,249,164,273)	(15,367,928,305)
Net increase (decrease) in net assets and shares resulting from share transactions	2,818,028	(261,768,053)
Total increase (decrease) in net assets	2,848,237	(261,785,328)

Net Assets
Beginning of period	4,821,854,625	5,083,639,953
End of period (including undistributed net investment income of $101 and $0, respectively)	$ 4,824,702,862	$ 4,821,854,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.015	.031	.030
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.015	.031	.030
Distributions from net investment income	- F	- F	(.001)	(.015)	(.031)	(.030)
Distributions from net realized gain	-	- F	-	- F	- F	-
Total distributions	- F	- F	(.001)	(.015)	(.031)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.09%	1.49%	3.17%	3.06%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.54%	.52%	.50%	.51%
Expenses net of fee waivers, if any	.24% A	.32%	.46%	.52%	.50%	.51%
Expenses net of all reductions	.24% A	.32%	.46%	.47%	.40%	.39%
Net investment income (loss)	.01% A	.01%	.09%	1.45%	3.11%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,824,703	$ 4,821,855	$ 5,083,640	$ 5,942,829	$ 5,571,762	$ 4,518,523

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 4,849,403,136

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2012.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets. During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $6,397,138.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,499.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NFS-USAN-0911
1.853335.104

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's picture appears here)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
New York AMT Tax-Free Money Market	.23%
Actual		$ 1,000.00	$ 1,000.00	$ 1.14**
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15**
Institutional Class	.18%
Actual		$ 1,000.00	$ 1,000.30	$ .89
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Service Class	.24%
Actual		$ 1,000.00	$ 1,000.00	$ 1.19**
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
New York AMT Tax-Free Money Market	.30%
Actual		$ 1.49
HypotheticalA		$ 1.51
Service Class	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/11	% of fund's investments 1/31/11	% of fund's investments 7/31/10
0 - 30	78.6	78.5	85.0
31 - 90	7.4	4.6	3.9
91 - 180	3.5	9.2	1.3
181 - 397	10.5	7.7	9.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/11	1/31/11	7/31/10
Fidelity® New York AMT Tax-Free Money Market Fund	43 Days	40 Days	36 Days
New York Tax-Free Money Market Funds Average*	34 Days	33 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/11	1/31/11	7/31/10
Fidelity New York AMT Tax-Free Money Market Fund	43 Days	40 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
Variable Rate Demand Notes (VRDNs) 66.1%	Variable Rate Demand Notes (VRDNs) 68.0%
Commercial Paper (including CP Mode) 13.2%	Commercial Paper (including CP Mode) 10.1%
Tender Bonds 1.3%	Tender Bonds 1.1%
Municipal Notes 6.5%	Municipal Notes 11.1%
Fidelity Tax-Free Cash Central Fund 5.2%	Fidelity Tax-Free Cash Central Fund 5.4%
Other Investments 6.1%	Other Investments 4.2%
Net Other Assets 1.6%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value
Arizona - 0.2%
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.1% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 2,900,000	$ 2,900,000
California - 0.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Point Loma Nazarene Univ. Proj.) Series 2008, 0.06% 8/5/11, LOC Wells Fargo Bank NA, VRDN (a)	1,900,000	1,900,000
California Health Facilities Fing. Auth. Rev. (Children's Hosp. of Orange County Proj.) Series 2009 D, 0.05% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,150,000	2,150,000
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.05% 8/5/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,050,000	2,050,000
		6,100,000
District Of Columbia - 0.1%
District of Columbia Rev. (George Washington Univ. Proj.) Series 1999 B, 0.07% 8/5/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Florida - 0.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 0.26% 8/1/11, LOC Bank of America NA, VRDN (a)	4,230,000	4,230,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (a)	2,400,000	2,400,000
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.09% 8/5/11, LOC Northern Trust Co., VRDN (a)	5,500,000	5,500,000
		12,130,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3755, 0.14% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	4,170,000	4,170,000
Iowa - 0.1%
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.33% 8/1/11, LOC Northern Trust Co., VRDN (a)	1,100,000	1,100,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 8/4/11, CP mode	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2010, 0.07% 8/5/11, VRDN (a)	$ 2,500,000	$ 2,500,000
Missouri - 0.1%
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.04% 8/5/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000,000	1,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.6% tender 8/12/11, CP mode	3,100,000	3,100,000
New York - 86.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.08% 8/5/11, LOC Bank of America NA, VRDN (a)	6,295,000	6,295,000
Clarkstown Central School District TAN 0.5% 11/4/11	4,500,000	4,503,568
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.15% 8/5/11, LOC RBS Citizens NA, VRDN (a)	500,000	500,000
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds (Buffalo City School District Proj.) 1.5% 5/1/12	8,455,000	8,521,842
Jamesville-Dewitt NY Central School District BAN Series 2011 A, 1.25% 6/29/12	11,000,000	11,082,608
Long Island Pwr. Auth. Elec. Sys. Rev. 0.23% 12/9/11, LOC JPMorgan Chase Bank, CP	7,700,000	7,700,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.13% 8/5/11, LOC JPMorgan Chase Bank, VRDN (a)	11,590,000	11,590,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.06% 8/5/11, LOC Bank of America NA, VRDN (a)	6,700,000	6,700,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.07% 8/5/11 (Liquidity Facility KBC Bank NV), VRDN (a)	3,450,000	3,450,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.32%, tender 8/28/11, LOC Wells Fargo Bank NA (a)	15,000,000	15,000,000
Series 2009 C2, 0.15%, tender 10/6/11, LOC Wells Fargo Bank NA (a)	4,030,000	4,030,000
New York City Gen. Oblig.:
Bonds:
Series 1997 B, 6.5% 8/15/11	8,675,000	8,695,477
Series 2003 A, 5.5% 8/1/11	2,000,000	2,000,000
Series 2008 J1, 5% 8/1/11	3,165,000	3,165,000
Series 2010 E, 3% 8/1/11	10,000,000	10,000,000
Series 2011 I, 3% 8/1/11	10,045,000	10,045,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series G, 5.75% 8/1/11	$ 1,510,000	$ 1,510,000
Participating VRDN:
Series BA 08 1052, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	12,895,000	12,895,000
Series BA 08 1131, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	9,715,000	9,715,000
Series Putters 2951, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,460,000	4,460,000
Series Putters 3118, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,185,000	5,185,000
Series Putters 3282, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,650,000	6,650,000
Series Putters 3793, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series 1993 E5, 0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Series 1994 A5, 0.24% 8/1/11, LOC KBC Bank NV, VRDN (a)	4,015,000	4,015,000
Series 1994 A7, 0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 1994 E5:
0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Series 1995 B8, 0.23% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,200,000	21,200,000
Series 1995 F3, 0.08% 8/5/11, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Series 1995 F5, 0.23% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	12,370,000	12,370,000
Series 1996 J3, 0.03% 8/5/11, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Series 2003 C4, 0.16% 8/5/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (a)	3,500,000	3,500,000
Series 2004 A2, 0.06% 8/5/11, LOC Bank of America NA, VRDN (a)	15,450,000	15,450,000
Series 2004 A3, 0.05% 8/5/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	9,400,000	9,400,000
Series 2004 A6, 0.06% 8/5/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	7,650,000	7,650,000
Series 2004 H6, 0.07% 8/5/11, LOC Bank of America NA, VRDN (a)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I4, 0.04% 8/5/11, LOC Bank of New York, New York, VRDN (a)	$ 1,000,000	$ 1,000,000
Series 2006 I5, 0.3% 8/1/11, LOC California Pub. Employees Retirement Sys., VRDN (a)	11,190,000	11,190,000
Series 2008 J11, 0.08% 8/5/11 (Liquidity Facility KBC Bank NV), VRDN (a)	13,600,000	13,600,000
Series 2009 B3, 0.05% 8/5/11, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.08% 8/5/11, LOC RBS Citizens NA, VRDN (a)	18,900,000	18,900,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.05% 8/5/11, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.19% 8/5/11, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.05% 8/5/11, LOC Lloyds TSB Bank PLC, VRDN (a)	11,205,000	11,205,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.09% 8/5/11, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	1,950,000	1,950,000
Series BBT 08 15, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,760,000	6,760,000
Series EGL 07 0157, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	5,800,000	5,800,000
Series MS 3262 X, 0.09% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,600,000	7,600,000
Series Putters 1289, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,095,000	2,095,000
Series Putters 2559, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,775,000	1,775,000
Series Putters 3223, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,430,000	12,430,000
Series Putters 3384, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,870,000	1,870,000
Series ROC II R 10381, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	6,105,000	6,105,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11916, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	$ 8,155,000	$ 8,155,000
Series ROC II R 11931, 0.1% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	3,750,000	3,750,000
Series 1, 0.13% 10/17/11, CP	9,600,000	9,600,000
Series 2008 BB2, 0.09% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (a)	3,300,000	3,300,000
Series 2008 BB3, 0.28% 8/1/11 (Liquidity Facility BNP Paribas SA), VRDN (a)	7,500,000	7,500,000
Series 2011 DD-1, 0.2% 8/1/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	30,000,000	30,000,000
Series 2011 DD-3A, 0.15% 8/1/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	1,050,000	1,050,000
Series 7:
0.16% 4/16/12, CP	7,200,000	7,200,000
0.16% 4/23/12, CP	7,650,000	7,650,000
0.34% 1/30/12, CP	4,500,000	4,500,000
Series 8:
0.22% 3/6/12, CP	14,400,000	14,400,000
0.22% 3/6/12, CP	6,100,000	6,100,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2004 D2, 5% 11/1/11	10,185,000	10,303,178
Participating VRDN:
Series BA 08 1075, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1079, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1190, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	5,610,000	5,610,000
Series BC 11 6B, 0.06% 8/5/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,250,000	8,250,000
Series BC 11 7B, 0.06% 8/5/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000,000	5,000,000
Series BC 11 8B, 0.06% 8/5/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	9,300,000	9,300,000
Series Putters 3857, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series Putters 3868, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750,000	3,750,000
Series ROC II R 10344, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	12,475,000	12,475,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11972, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	$ 1,485,000	$ 1,485,000
Series 2003 1B, 0.06% 8/5/11 (Liquidity Facility Societe Generale), VRDN (a)	4,900,000	4,900,000
Series C, 0.24% 8/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	4,500,000	4,500,000
New York City Trust Cultural Resources Rev.:
(The Pierpont Morgan Library Proj.) Series 2004, 0.07% 8/5/11, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Participating VRDN Series ROC II R 11927, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2011 A, 2% 7/1/12	2,410,000	2,447,505
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2009 A, 3% 12/15/11	1,000,000	1,009,353
Participating VRDN:
Series Putters 3518, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,245,000	5,245,000
Series Putters 3698 Z, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,800,000	6,800,000
Series WF 11 88C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,395,000	1,395,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.06% 8/5/11, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.09% 8/5/11, LOC Bank of America NA, VRDN (a)	54,200,000	54,200,000
(College of New Rochelle Proj.) Series 2008, 0.17% 8/5/11, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (a)	7,425,000	7,425,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.16% 8/5/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,500,000	4,500,000
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 D, 0.06% 8/5/11, LOC Bank of America NA, VRDN (a)	900,000	900,000
(Pratt Institute Proj.) Series 2009 A, 0.06% 8/5/11, LOC TD Banknorth, NA, VRDN (a)	11,900,000	11,900,000
(The Culinary Institute of America Proj.) Series 2006, 0.07% 8/5/11, LOC TD Banknorth, NA, VRDN (a)	8,175,000	8,175,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Univ. of Rochester Proj.):
Series 2003 A, 0.19% 8/1/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,850,000	$ 6,850,000
Series 2003 C, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Series 2006 B1, 0.05% 8/5/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Participating VRDN:
Series BBT 08 18, 0.07% 8/5/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,350,000	15,350,000
Series EGL 06 47 Class A, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	51,905,000	51,905,000
Series EGL 07 0066, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	10,600,000	10,600,000
Series Putters 1955, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,140,000	10,140,000
Series ROC II R 11722, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	9,535,000	9,535,000
Series ROC II R 11943, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	2,500,000	2,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810,000	6,810,000
Series Putters 3376, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.06% 8/5/11, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.2% 8/5/11, LOC Wells Fargo Bank NA, VRDN (a)	38,000,000	38,000,000
Series 2009 A, 0.2% 8/5/11, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(44th Street Dev. LLC Proj.) Series 2011 A1, 0.05% 8/5/11, LOC Wells Fargo Bank NA, VRDN (a)	11,100,000	11,100,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.06% 8/5/11, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.17% 8/5/11, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.05% 8/5/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,000,000	$ 4,000,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.04% 8/5/11, LOC Fannie Mae, VRDN (a)	1,300,000	1,300,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.07% 8/5/11, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
New York Local Govt. Assistance Corp. Series 2008 B, 0.07% 8/5/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000,000	10,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 A1, 0.05% 8/5/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	5,200,000	5,200,000
Series 2008 A2, 0.05% 8/5/11, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	9,700,000	9,700,000
Series 2008 B2, 0.07% 8/5/11, LOC BNP Paribas SA, VRDN (a)	16,265,000	16,265,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.07% 8/5/11, LOC BNP Paribas New York Branch, VRDN (a)	35,050,000	35,050,000
Series 2005 E2, 0.07% 8/5/11, LOC BNP Paribas New York Branch, VRDN (a)	10,000,000	10,000,000
Series B:
0.18% 10/5/11, LOC Barclays Bank PLC, CP	4,700,000	4,700,000
0.18% 10/5/11, LOC Barclays Bank PLC, CP	1,500,000	1,500,000
0.3% 9/6/11, LOC Royal Bank of Canada, CP	20,400,000	20,400,000
0.36% 9/15/11, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
New York Pwr. Auth.:
Series 1:
0.12% 8/15/11, CP	3,560,000	3,560,000
0.12% 10/18/11, CP	3,800,000	3,800,000
0.13% 10/7/11, CP	5,000,000	5,000,000
0.14% 11/1/11, CP	8,000,000	8,000,000
0.17% 4/16/12, CP	37,328,000	37,328,000
0.19% 9/15/11, CP	2,396,000	2,396,000
0.2% 10/5/11, CP	9,204,000	9,204,000
0.31% 8/9/11, CP	7,222,000	7,222,000
0.31% 8/9/11, CP	12,500,000	12,500,000
0.32% 8/4/11, CP	3,800,000	3,800,000
Series 2, 0.3% 9/8/11, CP	6,260,000	6,260,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.06% 8/5/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Rev. Bonds Series 2011 C, 2% 11/15/11	$ 3,315,000	$ 3,332,089
New York State Gen. Oblig.:
Bonds:
Series 2009 C, 3% 2/1/12	1,000,000	1,012,778
Series 2011 C, 5% 9/1/11	16,600,000	16,665,404
Participating VRDN Series WF 11 39C, 0.08% 8/5/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	10,000,000	10,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.07% 8/5/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,635,000	14,635,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 0.12% 8/5/11 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	16,645,000	16,645,000
Series Putters 2750, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
North Hempstead Gen. Oblig. BAN Series 2011 A, 2% 6/8/12	22,100,000	22,429,133
North Tonawanda City School District BAN Series 2010, 1.5% 9/22/11	7,000,000	7,009,414
Penn Yan Cent School District BAN 1% 12/20/11	7,800,000	7,817,384
Rondout Valley Central School District BAN 1.5% 6/14/12	5,300,000	5,347,191
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	4,800,000	4,843,460
Suffolk County Gen. Oblig. Bonds Series 2010 B, 3% 10/15/11	5,025,000	5,052,163
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	12,600,000	12,693,765
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.13% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,265,000	3,265,000
Tarrytown BAN Series 2011 B, 1.5% 5/25/12	6,739,000	6,796,887
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/12	2,565,000	2,665,648
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2001 A, 5% 1/1/12 (Pre-Refunded to 1/1/12 @ 100) (d)	2,460,000	2,506,956
Participating VRDN:
Series MS 3213, 0.09% 8/5/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	4,770,000	4,770,000
Series Putters 3685, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,605,000	5,605,000
Series 2005 B3, 0.07% 8/5/11 (Liquidity Facility Bank of America NA), VRDN (a)	37,460,000	37,460,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
West Seneca Central School District BAN 1.5% 12/1/11	$ 5,500,000	$ 5,518,088
White Plains Gen. Oblig. BAN 0.75% 9/16/11	8,912,900	8,917,000
		1,294,500,891
New York & New Jersey - 2.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,405,000	1,405,000
Series Putters 3862, 0.12% 8/5/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 11439, 0.12% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	7,200,000	7,200,000
Series 2008 2, 0.13% 8/5/11, VRDN (a)	13,810,000	13,810,000
Series B, 0.35% 8/4/11, CP	4,100,000	4,100,000
		30,515,000
Ohio - 1.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.35% 8/5/11, VRDN (a)	6,800,000	6,800,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 8/5/11, LOC RBS Citizens NA, VRDN (a)	9,600,000	9,600,000
		16,400,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.13% 8/5/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,600,000	1,600,000
Texas - 0.4%
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.11% 8/5/11 (Liquidity Facility Citibank NA) (a)(e)	1,985,000	1,985,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.07% 8/5/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	2,800,000	2,800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.09% 8/5/11, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
		6,785,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.11% 8/5/11 (Liquidity Facility Bank of America NA) (a)(e)	$ 4,640,000	$ 4,640,000
	Shares
Other - 5.2%
Fidelity Tax-Free Cash Central Fund, 0.13% (b)(c)	77,444,000	77,444,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,471,084,891)		1,471,084,891
NET OTHER ASSETS (LIABILITIES) - 1.6%		24,660,776
NET ASSETS - 100%		$ 1,495,745,667
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 94,299
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,393,640,891)	$ 1,393,640,891
Fidelity Central Funds (cost $77,444,000)	77,444,000
Total Investments (cost $1,471,084,891)		$ 1,471,084,891
Cash		662,586
Receivable for investments sold		25,602,384
Receivable for fund shares sold		3,916,758
Interest receivable		1,907,561
Distributions receivable from Fidelity Central Funds		4,151
Receivable from investment adviser for expense reductions		39,745
Other receivables		1,951
Total assets		1,503,220,027

Liabilities
Payable for investments purchased	$ 4,000,099
Payable for fund shares redeemed	3,130,379
Distributions payable	1,483
Accrued management fee	202,866
Other affiliated payables	139,533
Total liabilities		7,474,360

Net Assets		$ 1,495,745,667
Net Assets consist of:
Paid in capital		$ 1,495,679,075
Accumulated undistributed net realized gain (loss) on investments		66,592
Net Assets		$ 1,495,745,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2011 (Unaudited)

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($472,774,153 ÷ 472,223,052 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,022,408,080 ÷ 1,021,608,305 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($563,434 ÷ 562,987 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 1,845,493
Income from Fidelity Central Funds		94,299
Total income		1,939,792

Expenses
Management fee	$ 1,596,220
Transfer agent fees	526,458
Distribution and service plan fees	1,452
Independent trustees' compensation	2,863
Total expenses before reductions	2,126,993
Expense reductions	(537,539)	1,589,454
Net investment income (loss)		350,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27,819
Net increase in net assets resulting from operations		$ 378,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2011 (Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 350,338	$ 1,349,653
Net realized gain (loss)	27,819	64,847
Net increase in net assets resulting from operations	378,157	1,414,500
Distributions to shareholders from net investment income	(350,338)	(1,349,648)
Distributions to shareholders from net realized gain	-	(52,668)
Total distributions	(350,338)	(1,402,316)
Share transactions - net increase (decrease)	(178,992,261)	(467,067,429)
Total increase (decrease) in net assets	(178,964,442)	(467,055,245)

Net Assets
Beginning of period	1,674,710,109	2,141,765,354
End of period	$ 1,495,745,667	$ 1,674,710,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.002	.016	.033	.031
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.002	.016	.033	.031
Distributions from net investment income	- F	- F	(.002)	(.016)	(.033)	(.031)
Distributions from net realized gain	-	- F	- F	- F	- F	-
Total distributions	- F	- F	(.002)	(.016)	(.033)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.02%	.16%	1.65%	3.35%	3.15%
Ratios to Average Net Assets D,E
Expenses before reductions	.30% A	.30%	.34%	.32%	.33%	.43%
Expenses net of fee waivers, if any	.23% A	.29%	.33%	.32%	.32%	.40%
Expenses net of all reductions	.23% A	.29%	.33%	.27%	.25%	.32%
Net investment income (loss)	.01% A	.01%	.17%	1.66%	3.30%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 472,774	$ 537,828	$ 727,667	$ 1,077,634	$ 1,400,064	$ 2,203,387

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	.001	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	- G	.001	.002	.017	.027
Distributions from net investment income	- G	(.001)	(.002)	(.017)	(.027)
Distributions from net realized gain	-	- G	- G	- G	- G
Total distributions	- G	(.001)	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.03%	.11%	.25%	1.75%	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.25% A	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.18% A	.20%	.23%	.21%	.20% A
Expenses net of all reductions	.18% A	.20%	.23%	.17%	.14% A
Net investment income (loss)	.06% A	.11%	.26%	1.76%	3.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,408	$ 1,133,818	$ 1,408,276	$ 1,775,558	$ 2,467,175

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EFor the period April 18, 2007 (commencement of sale of shares) to January 31, 2008. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	- G	- G	.001	.015	.025
Distributions from net investment income	- G	- G	(.001)	(.015)	(.025)
Distributions from net realized gain	-	- G	- G	- G	- G
Total distributions	- G	- G	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.08%	1.50%	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.51% A	.50%	.54%	.51%	.50% A
Expenses net of fee waivers, if any	.24% A	.29%	.43%	.46%	.45% A
Expenses net of all reductions	.24% A	.29%	.42%	.42%	.40% A
Net investment income (loss)	-% A,H	.01%	.07%	1.51%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 563	$ 3,064	$ 5,823	$ 13,192	$ 29,669

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. EFor the period April 18, 2007 (commencement of sale of shares) to January 31, 2008. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.001 per share. HAmount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,471,084,891

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 1,452	$ 34

* During the period, FMR or its affiliates waived a portion of these fees

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
New York AMT Tax-Free Money Market	$ 253,284.10
Institutional Class	272,885.05
Service Class	289.05
	$ 526,458

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $282,325 and $346, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Amount
New York AMT Tax-Free Money Market	$ 81,558
Institutional Class	169,998
Service Class	1,175

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,137.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
From net investment income
New York AMT Tax-Free Money Market	$ 25,076	$ 88,275
Institutional Class	325,206	1,260,923
Service Class	56	450
Total	$ 350,338	$ 1,349,648
From net realized gain
New York AMT Tax-Free Money Market	$ -	$ 16,925
Institutional Class	-	35,658
Service Class	-	85
Total	$ -	$ 52,668

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
New York AMT Tax-Free Money Market Shares sold	61,151,427	165,503,213
Reinvestment of distributions	23,421	98,042
Shares redeemed	(126,214,140)	(355,375,983)
Net increase (decrease)	(65,039,292)	(189,774,728)
Institutional Class Shares sold	158,940,084	497,917,735
Reinvestment of distributions	277,496	1,152,311
Shares redeemed	(270,672,017)	(773,604,006)
Net increase (decrease)	(111,454,437)	(274,533,960)
Service Class Shares sold	7,898,826	17,068,691
Reinvestment of distributions	56	532
Shares redeemed	(10,397,414)	(19,827,964)
Net increase (decrease)	(2,498,532)	(2,758,741)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NYS-USAN-0911
1.789294.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 21, 2011